As filed with the Securities and Exchange Commission on February 4, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004

Item 1. Report to Stockholders.

DOW JONES ISLAMIC FUND

January 20, 2005

Dear Shareholders:

Assalamu Alaykum (Greetings of Peace).

The U.S. economy grew at a respectable rate of 3.9% in the first three quarters of 2004. However, the stock market struggled in the same period, and then ended with a modest gain. The Dow Jones Islamic Fund gained 5.32% in the six months ending November 30, 2004, while the Dow Jones Industrial Average increased by 3.48% (dividends omitted) and the Dow Jones Islamic Market USA Index went up 6.31% (dividends omitted). Please see page five of this report for complete standardized performance information. In terms of sector contribution to performance, energy stocks helped the Fund, while the technology sector was an area of weakness.

Investors have been flocking to value and small-cap stocks which performed best, thus extending the cyclical pattern of style preference. Periods of better performance by certain “style,” like “value,” stocks are usually followed by years of under-performance. The year 2004 marked the fifth consecutive year that the Russell 1000 Value Index outperformed the Russell 1000 Growth Index, which is the longest trend since 1979. Similar prolonged disparity exists between large-cap and small-cap stocks.

Many believe a reversal in the above trends is now likely, and warn against the high risk of chasing past performance. Loading up on value and small-cap stocks now carries the risk of ignoring the historical seesaw performance pattern of investment styles. Many believe that investors now give an abnormally low valuation premium to growth stocks. We believe that in the next year, a balanced approach among the various investment styles is the best course. In addition, a reasonable exposure to international stocks and dividend-paying stocks is advisable.

I’d like to thank you for your confidence and loyalty. Your trust is what motivates us day in and day out. We will persist in our strong commitment to ethical investing that adheres to Islamic principles and strives to achieve growth of your investment, while being prudent with the risks of the markets.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2005, are subject to change, and any forecasts made cannot be guaranteed.

The Fund invests in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.
The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. You cannot invest directly in an index.
For use only when preceded or accompanied by a current prospectus for the Fund. Mutual fund investing involves risk; principal loss is possible. The Dow Jones Islamic Fund is distributed by Quasar Distributors, LLC (01/05).

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
November 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/04 - 11/30/04).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/04	Ending Account Value 11/30/04	Expenses Paid During Period 6/1/04 - 11/30/04

Actual	$1,000.00	$1,013.60	$7.55

Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

See notes to the financial statements.

2

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2004 (Unaudited)

See notes to the financial statements.

3

DOW JONES ISLAMIC FUND

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. As of the period ended November 30, 2004, The Dow Jones Islamic Fund has chosen to use the Russell 3000 Growth Index as the comparison benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

		Since SEC Effective Date
Average Annual Total Returns as of November 30, 2004	One Year	June 30, 2000
Dow Jones Islamic Fund - Class K	6.49%	(8.69)%
Dow Jones Islamic Market USA Index*	7.35%	(8.40)%
Russell 3000 Growth Index**	5.18%	(12.29)%
*	The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**	The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

4

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS - 97.2%
	AEROSPACE - 1.1%
1,000	Rockwell Collins, Inc.	$39,860
2,200	United Technologies Corp.	214,676
		254,536
	AIR FREIGHT & LOGISTICS - 1.2%
500	Expeditors International Washington, Inc.	26,630
1,100	FedEx Corp.	104,533
1,500	United Parcel Service, Inc. - Class B	126,225
		257,388
	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	47,190

	AUTO COMPONENTS - 0.1%
500	Gentex Corp.	16,160

	AUTOMOBILES - 0.5%
1,200	Harley-Davidson, Inc.	69,384
1,000	Winnebago Industries, Inc.	37,930
		107,314
	BEVERAGES - 3.1%
8,500	The Coca-Cola Co.	334,135
6,900	PepsiCo, Inc.	344,379
		678,514
	BIOTECHNOLOGY - 3.1%
4,552	Amgen, Inc. (a)	273,302
1,100	Applera Corp Applied Biosystems Group -	22,550
1,075	Biogen Idec, Inc. (a)	63,081
1,000	Celgene Corp. (a)	27,420
500	Chiron Corp. (a)	16,285
2,000	Genentech, Inc. (a)	96,500
1,000	Genzyme Corp. (a)	56,010
2,000	Gilead Sciences, Inc. (a)	68,920
500	Immunomedics, Inc. (a)	1,405
1,000	Medimmune, Inc. (a)	26,600
500	Myriad Genetics, Inc. (a)	9,620
500	Techne Corp. (a)	18,575
		680,268

5-1

Number of Shares		Market Value

	CHEMICALS - 1.7%
1,000	Air Products & Chemicals, Inc.	$57,250
1,000	Ecolab, Inc.	34,980
4,300	EI Du Pont de Nemours & Co.	194,876
1,000	Engelhard Corp.	29,890
852	Monsanto Co.	39,209
500	Sigma-Aldrich Corp.	29,865
		386,070

	COMMERCIAL SERVICES& SUPPLIES - 1.4%
750	Apollo Group, Inc. (a)	59,775
500	Avery Dennison Corp.	29,330
1,000	Career Education Corp. (a)	38,900
500	Cintas Corp.	22,360
750	Copart, Inc. (a)	16,200
2,000	Corinthian Colleges, Inc. (a)	34,850
500	Deluxe Corp.	19,770
500	DeVry, Inc. (a)	8,430
300	Herman Miller, Inc.	7,369
500	HNI Corp.	21,195
500	Robert Half International, Inc.	13,515
500	The Corporate Executive Board Co.	33,540
		305,234
	COMMUNICATIONS EQUIPMENT - 4.7%
2,200	ADC Telecommunications, Inc. (a)	5,170
500	Andrew Corp. (a)	7,100
28,000	Cisco Systems, Inc. (a)	523,880
500	Echelon Corp. (a)	3,780
500	Interdigital Communications Corp. (a)	10,175
500	Plantronics, Inc.	20,595
500	Polycom, Inc. (a)	11,420
6,600	QUALCOMM, Inc.	274,692
2,000	Research In Motion Ltd. (a)(b)	177,940
500	Tekelec (a)	11,705
		1,046,457

	COMPUTERS & PERIPHERALS - 6.9%
8,900	Dell, Inc. (a)	360,628
500	Diebold, Inc.	26,600

See notes to the financial statements.

5-2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS (Continued)
	COMPUTERS & PERIPHERALS (Continued)
8,500	EMC Corp. (a)	$114,070
500	Emulex Corp. (a)	7,070
10,321	Hewlett-Packard Co.	206,420
6,500	International Business Machines Corp.	612,560
500	Lexmark International, Inc. - Class A (a)	42,450
500	NCR Corp. (a)	29,865
1,100	Network Appliance, Inc. (a)	33,176
500	QLogic Corp. (a)	17,195
12,600	Sun Microsystems, Inc. (a)	69,930
		1,519,964

	CONSTRUCTION& ENGINEERING - 0.3%
500	Dycom Industries, Inc. (a)	14,570
500	Fluor Corp.	25,950
500	Vulcan Materials Co.	25,925
		66,445

	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	26,275

	DISTRIBUTORS - 0.4%
1,100	Genuine Parts Co.	47,751
500	W.W. Grainger, Inc.	30,930
		78,681

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
1,000	Moody’s Corp.	80,750

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
13,200	SBC Communications, Inc.	332,244

	ELECTRICAL EQUIPMENT - 0.8%
700	American Power Conversion Corp.	14,798
1,600	Emerson Electric Co.	106,912

6-1

Number of Shares		Market Value

	ELECTRICAL EQUIPMENT (Continued)
700	Rockwell Automation, Inc.	$33,110
500	Roper Industries, Inc.	30,775
		185,595
	ELECTRONIC EQUIPMENT& INSTRUMENTS - 0.6%
1,800	Agilent Technologies, Inc. (a)	41,202
500	AVX Corp.	6,295
500	Cognex Corp.	12,900
500	Jabil Circuit, Inc. (a)	12,530
500	Kemet Corp. (a)	4,430
500	Molex, Inc.	13,785
500	Molex, Inc. - Class A	12,145
750	National Instruments Corp.	21,450
500	Plexus Corp. (a)	6,875
750	Symbol Technologies, Inc.	11,370
		142,982

	ENERGY EQUIPMENT& SERVICES - 2.0%
1,500	Baker Hughes, Inc.	66,495
1,000	BJ Services Co.	50,670
500	Cooper Cameron Corp. (a)	26,095
500	ENSCO International, Inc.	15,655
500	GlobalSantaFe Corp. (b)	15,700
1,600	Halliburton Co.	66,160
500	Noble Corp. (a)(b)	24,225
1,000	Patterson-UTI Energy, Inc.	20,000
500	Rowan Cos, Inc. (a)	12,950
2,000	Schlumberger Ltd. (b)	131,260
500	Tidewater, Inc.	16,965
		446,175

	FOOD & STAPLES RETAILING - 1.2%
1,400	CVS Corp.	63,518
5,000	Walgreen Co.	190,900
		254,418

	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	51,800
500	Lancaster Colony Corp.	21,840
530	Tootsie Roll Industries, Inc.	16,456
		90,096

See notes to the financial statements.

6-2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS (Continued)
	HEALTH CARE EQUIPMENT& SUPPLIES - 4.2%
1,800	Baxter International, Inc.	$56,970
1,000	Becton, Dickinson & Co.	54,780
900	Biomet, Inc.	43,083
2,000	Boston Scientific Corp. (a)	69,620
1,000	C.R. Bard, Inc.	59,910
500	Cytyc Corp. (a)	13,420
500	Dentsply International, Inc.	26,305
700	Guidant Corp.	45,381
560	Hospira, Inc. (a) . .	18,049
4,400	Medtronic, Inc.	211,420
500	Resmed, Inc. (a)	25,030
500	Respironics, Inc. (a)	27,690
2,000	St Jude Medical, Inc. (a)	76,280
2,000	Stryker Corp.	87,980
500	Waters Corp. (a)	23,330
1,000	Zimmer Holdings, Inc. (a)	81,600
		920,848

	HEALTH CARE PROVIDERS &SERVICES - 3.4%
500	Andrx Corp. (a)	8,900
1,650	Cardinal Health, Inc.	86,262
500	Cerner Corp. (a)	26,360
500	Dendrite International, Inc. (a)	8,535
1,000	First Health Group Corp. (a)	17,820
700	HCA, Inc.	27,594
1,100	Health Management Associates, Inc. - Class A	24,299
1,000	Horizon Health Corp. (a)	23,990
1,100	IMS Health, Inc.	24,827
1,000	Laboratory Corp of America Holdings (a)	47,950
500	LifePoint Hospitals, Inc. (a)	18,390
1,000	Lincare Holdings, Inc. (a)	38,590
1,100	McKesson Corp.	32,505
1,025	Medco Health Solutions, Inc. (a)	38,663
500	OCA, Inc. (a)	2,860
1,000	Patterson Cos, Inc. (a)	40,860
500	Pediatrix Medical Group, Inc. (a)	31,150
500	Priority Healthcare Corp. - Class B (a)	10,450

7-1

Number of Shares		Market Value

	HEALTH CARE PROVIDERS &SERVICES (Continued)
750	Renal Care Group, Inc. (a)	$24,975
1,900	Tenet Healthcare Corp. (a)	20,615
2,400	UnitedHealth Group, Inc.	198,840
1,000	WebMD Corp. (a)	7,250
		761,685

	HOUSEHOLD DURABLES - 0.5%
500	Blyth, Inc.	14,655
500	Ethan Allen Interiors, Inc.	19,725
700	Leggett & Platt, Inc.	20,895
500	Mohawk Industries, Inc. (a)	43,850
300	The Stanley Works	14,028
		113,153

	HOUSEHOLD PRODUCTS - 3.7%
500	Clorox Co.	27,560
2,000	Colgate-Palmolive Co.	91,980
2,000	Kimberly-Clark Corp.	127,220
10,600	Procter & Gamble Co.	566,888
500	WD-40 Co.	14,605
		828,253

	INDUSTRIAL CONGLOMERATES - 1.1%
3,000	3M Co.	238,770

	INTERNET & CATALOG RETAIL - 0.5%
1,000	eBay, Inc. (a)	112,450

	INTERNET SOFTWARE &SERVICES - 0.1%
166	Ariba, Inc. (a)	2,739
500	Retek, Inc. (a)	3,050
600	VeriSign, Inc. (a)	19,740
		25,529

	INFORMATION TECHNOLOGY SERVICES - 1.7%
500	Affiliated Computer Services, Inc. - Class A (a)	29,590

See notes to the financial statements.

7-2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY SERVICES (Continued)
2,000	Automatic Data Processing, Inc.	$91,060
500	Ciber, Inc. (a)	4,665
500	Convergys Corp. (a)	7,435
500	DST Systems, Inc. (a)	24,375
3,000	First Data Corp.	123,270
500	Keane, Inc. (a)	7,750
500	MedQuist, Inc. (a)	6,250
1,200	Paychex, Inc.	39,792
500	Sabre Holdings Corp.	11,540
1,000	SunGard Data Systems, Inc. (a)	26,510
1,100	Unisys Corp. (a)	12,639
		384,876

	LEISURE EQUIPMENT &PRODUCTS - 0.5%
500	Callaway Golf Co.	5,880
1,500	Mattel, Inc.	28,425
1,000	Polaris Industries, Inc.	65,900
		100,205

	MACHINERY - 1.2%
1,000	Danaher Corp.	56,880
700	Dover Corp.	28,315
1,100	Illinois Tool Works, Inc.	103,653
500	Kaydon Corp.	16,240
500	Pall Corp.	13,545
500	Parker Hannifin Corp.	37,400
		256,033

	MEDIA - 0.5%
500	Catalina Marketing Corp.	14,050
500	Getty Images, Inc. (a)	29,125
500	John Wiley & Sons, Inc. - Class A	16,525
700	The McGraw-Hill Companies, Inc.	61,411
		121,111

	METALS & MINING - 0.5%
1,000	Meridian Gold, Inc. (a)(b)	19,570
1,000	Newmont Mining Corp.	47,350
1,000	Nucor Corp.	52,900
		119,820

8-1

Number of Shares		Market Value

	MULTILINE RETAIL - 0.6%
500	99 Cents Only Stores (a)	$7,460
500	Big Lots, Inc. (a)	5,800
1,000	Dollar General Corp.	19,750
500	Dollar Tree Stores, Inc. (a)	13,915
1,000	Family Dollar Stores, Inc.	29,300
1,200	Kohl’s Corp. (a)	55,392
		131,617

	OFFICE ELECTRONICS - 1.1%
5,000	Canon, Inc. ADR	250,850

	OIL & GAS - 11.0%
8,880	ChevronTexaco Corp.	484,848
700	EOG Resources, Inc.	52,549
26,200	Exxon Mobil Corp.	1,342,750
1,000	Murphy Oil Corp.	85,310
5,000	Shell Transport & Trading Co PLC ADR	253,100
2,000	Total SA ADR	219,200
		2,437,757

	PERSONAL PRODUCTS - 1.1%
1,600	Avon Products, Inc.	60,064
4,000	The Gillette Co.	173,960
		234,024

	PHARMACEUTICALS - 14.7%
5,600	Abbott Laboratories	234,976
500	Allergan, Inc.	36,750
4,000	AstraZeneca Plc ADR	157,560
3,000	Aventis SA ADR	265,680
6,200	Bristol-Myers Squibb Co.	145,700
4,000	Eli Lilly & Co.	213,320
1,000	Forest Laboratories, Inc. (a)	38,970
11,784	Johnson & Johnson	710,811
666	King Pharmaceuticals, Inc. (a)	8,292
8,500	Merck & Co., Inc.	238,170
1,350	Mylan Laboratories	24,516
500	Noven Pharmaceuticals, Inc. (a)	9,140
31,000	Pfizer, Inc.	860,870
5,400	Schering-Plough Corp.	96,390
190	Teva Pharmaceutical Industries, Ltd. ADR	5,183

See notes to the financial statements.

8-2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
5,300	Wyeth	$211,311
500	XOMA Ltd (a)(b)	1,000
		3,258,639

	PREPACKAGED SOFTWARE - 0.0%
500	Foundry Networks, Inc. (a)	6,675

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	26,690

	ROAD & RAIL - 0.1%
832	Werner Enterprises, Inc.	18,720

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.1%
1,300	Altera Corp. (a)	29,484
1,000	Analog Devices, Inc.	36,950
5,800	Applied Materials, Inc. (a)	96,512
600	Axcelis Technologies, Inc. (a)	4,380
500	Broadcom Corp. - Class A (a)	16,260
500	Cabot Microelectronics Corp. (a)	18,475
500	Credence Systems Corp. (a)	3,820
500	Cree, Inc. (a)	17,890
500	Integrated Circuit Systems, Inc.	11,820
25,000	Intel Corp.	558,750
1,000	Intersil Corp. - Class A	16,100
600	KLA-Tencor Corp. (a)	27,036
1,000	Linear Technology Corp.	38,160
1,000	Marvell Technology Group Ltd. (a)(b).	32,060
2,000	Maxim Integrated Products, Inc.	81,920
500	Micrel, Inc. (a)	5,340
750	Microchip Technology, Inc.	21,135
1,900	Micron Technology, Inc. (a)	21,052
2,000	National Semiconductor Corp. (a)	30,920
500	Rambus, Inc. (a)	11,555
500	RF Micro Devices, Inc. (a)	3,480
500	Silicon Laboratories, Inc. (a)	15,070
500	Skyworks Solutions, Inc. (a)	4,965
500	Teradyne, Inc. (a)	8,530
7,000	Texas Instruments, Inc.	169,260

9-1

Number of Shares		Market Value

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (Continued)
2,000	Xilinx, Inc.	$62,440
		1,343,364

	SOFTWARE - 6.7%
900	BMC Software, Inc. (a)	16,722
1,100	Cadence Design Systems, Inc. (a)	15,114
600	Citrix Systems, Inc. (a)	14,166
1,000	Electronic Arts, Inc. (a)	48,900
750	Fair Isaac Corp.	24,885
700	Intuit, Inc. (a)	29,288
500	Macromedia, Inc. (a)	14,265
500	Mentor Graphics Corp. (a)	6,275
500	Mercury Interactive Corp. (a)	22,805
35,600	Microsoft Corp.	954,436
16,100	Oracle Corp. (a)	203,826
1,000	Parametric Technology Corp. (a)	5,850
215	Peoplesoft, Inc. (a)	5,076
500	Quest Software, Inc. (a)	7,740
1,000	Symantec Corp. (a)	63,810
1,000	Synopsys, Inc. (a)	17,630
1,300	Veritas Software Corp. (a)	28,470
		1,479,258

	SPECIALTY RETAIL - 4.6%
500	Autozone, Inc. (a)	42,800
1,000	Bed Bath & Beyond, Inc. (a)	39,928
9,200	Home Depot, Inc.	384,100
1,600	Limited Brands	39,104
2,800	Lowe’s Cos, Inc.	154,924
500	Men’s Wearhouse, Inc. (a)	15,825
1,000	Michaels Stores, Inc.	27,330
1,200	Office Depot, Inc. (a)	19,680
700	RadioShack Corp.	22,099
2,000	Ross Stores, Inc.	53,800
1,700	Staples, Inc.	54,247
1,800	The Gap Inc.	39,330
500	The Sherwin-Williams Co.	22,300
500	Tiffany & Co.	15,300
2,200	TJX Cos, Inc.	51,788
1,000	Williams-Sonoma, Inc. (a)	36,610
		1,019,165

See notes to the financial statements.

9-2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2004 (Unaudited)

Number of Shares		Market Value

COMMON STOCKS (Continued)
	TEXTILES, APPAREL& LUXURY GOODS - 0.5%
1,000	Liz Claiborne, Inc	$41,070
600	Nike, Inc. - Class B	50,796
500	VF Corp.	26,995
		118,861

	WIRELESS TELECOMMUNICATION SERVICES - 1.0%
8,000	Vodafone Group PLC ADR	218,160
	Total Common Stock
	(Cost $24,376,426)	$21,529,269
	Assets, Less Other Liabilities - 2.8%	617,293
	TOTAL NET ASSETS - 100.0%	$22,146,562

ADR	American Depository Receipt
(a)	Non-income producing
(b)	U.S. security of foreign company

See notes to the financial statements.

10

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2004 (Unaudited)

Assets:
Investments in securities, at fair value (cost: $24,376,426)	$21,529,269
Cash.	509,669
Receivable for Fund shares sold	150
Dividends receivable	150,949
Other assets	16,459
Total Assets	22,206,496

Liabilities:
Payable to Advisor	11,675
Accrued audit expense	20,749
Accrued expenses	27,510
Total Liabilities	59,934
Net Assets	$22,146,562

Net Assets Consist of:
Paid in capital	$29,142,875
Undistributed net investment income	91,337
Accumulated net realized loss on investments	(4,240,493)
Unrealized depreciation on investments	(2,847,157)
Net Assets	$22,146,562

Shares of capital stock outstanding; unlimited number of shares authorized, no par value	3,290,999
Net asset value, redemption and offering price per share	$6.73

See notes to the financial statements.

11

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (Unaudited)
Investment income:
Dividends (net of foreign taxes withheld of $1,286)	$ 251,011

Expenses:
Investment advisory fees	79,837
Shareholder servicing and accounting fees	41,700
Administration fees	21,455
License fees	12,708
Professional fees	12,467
Registration fees	11,993
Custody fees	1,150
Reports to shareholders	2,755
Miscellaneous expenses	1,196
Total expenses	185,261
Less fees reimbursed by Advisor	(25,587)
Net expenses	159,674
Net investment income	91,337
Net realized and unrealized gain (loss):
Net realized gain on investments	7,456
Change in unrealized appreciation (depreciation) on investments	202,169
Net realized and unrealized gain on investments	209,625
Net increase in net assets from operations	$300,962

See notes to the financial statements.

12

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004
Operations:
Net investment income (loss)	$ 91,337	$ (49,937)
Net realized gain (loss) on investments	7,456	(105,624)
Change in unrealized appreciation (depreciation) on investments	202,169	2,956,533
Net increase in net assets from operations	300,962	2,800,972

Capital share transactions (Note 4):
Shares sold	695,630	2,121,897
Shares reinvested	—	6,068
Shares redeemed	(289,299)	(1,593,376)
Net increase in net assets from capital shares transactions	406,331	534,589

Distributions to shareholders:
From net investment income	—	(33,209)
Total distributions to shareholders	—	(33,209)

Total increase in net assets	707,293	3,302,352

Net assets at beginning of year	21,439,269	18,136,917
Net assets at end of period (including accumulated undistributed net investment income of $91,337 and $0, respectively)	$22,146,562	$21,439,269

See notes to the financial statements.

13

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended November 30, 2004 (Unaudited)		Year Ended May 31, 2004	Year Ended May 31, 2003	Year Ended May 31, 2002	For the Period June 29, 2000(1) to May 31, 2001
Net asset value
Beginning of period	$6.64		$5.73	$6.26	$7.58	$10.00

Operations:
Net investment income (loss)	0.03	(2)	(0.02) (2)	0.02 (3)	0.01 (3)	0.01
Net realized and unrealized
gains (losses) on investments	0.06		0.94	(0.54)	(1.32)	(2.43)
Total from operations	0.09		0.92	(0.52)	(1.31)	(2.42)

Distributions to shareholders:
From net investment income	0.00		(0.01)	(0.01)	(0.01)	0.00
Total distributions to shareholders	0.00		(0.01)	(0.01)	(0.01)	0.00

Net asset value
End of period	$6.73		$6.64	$5.73	$6.26	$7.58

Total investment return	1.36%	(4)	16.07%	(8.22)%	(17.34)%	(25.02)%	(4)(5)

Net assets, end of period (in thousands)	$22,147		$21,439	$18,070	$20,020	$20,497

RATIOS
Expenses to average net assets
Before expense reimbursement	1.74%	(6)	1.99%	2.25%	2.06%	1.97%	(6)
After expense reimbursement	1.50%	(6)	1.47%	0.95%	0.90%	0.90%	(6)
Net investment income (loss)
to average net assets
Before expense reimbursement	0.86%	(6)	(0.77)%	(0.94)%	(1.07)%	(0.99%)	(6)
After expense reimbursement	0.62%	(6)	(0.25)%	0.36%	0.09%	0.08%	(6)
Portfolio turnover rate(7)	0.0%		4.5%	5.1%	13.7%	20.0%	(4)

(1)	Commencement of operations.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is based on daily average shares outstanding.
(4)	Not annualized.
(5)	The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(6)	Annualized.
(7)	Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to the financial statements.

14

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2004 (Unaudited)

1.  Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K. Effective October 30, 2003, the Trust terminated Class M shares.
The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

•  Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the six months ended November 30, 2004.

•  Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the six months ended November 30, 2004.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2004, the Fund had capital loss carryovers as follows:

15

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2004 (Unaudited)

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration

$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
$4,238,495

*    Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$24,393,178

Gross tax unrealized appreciation	3,030,680
Gross tax unrealized depreciation	(6,080,016)
Net tax unrealized depreciation	$(3,049,336)

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated losses	$(4,247,937)
Total accumulated losses	$(7,297,273)

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2004 of $9,442.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 30, 2003, a distribution of $.011 per share was declared for Class K shares. The dividend was paid on December 30, 2003, to shareholders of record on December 29, 2003.

The tax character of distributions paid were as follows:

	Six Months Ended November 30, 2004	Year Ended May 31, 2004

Ordinary income	$—	$33,209

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.    Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

Effective July 1, 2003, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceed 1.50% of average net assets for Class K.

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess.

Accordingly, for the six months ended November 30, 2004, the Advisor has waived or reimbursed expenses of the Fund in the amount of $25,587.

4.    Capital Share Transactions
Transactions in Class K shares of the Fund for the six months ended November 30, 2004, were as follows:

	Amount	Shares
Shares sold	$695,630	107,128
Shares redeemed	(289,299)	(44,219)
Net increase	$406,331	62,909

16

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2004 (Unaudited)

Transactions in Class K shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$ 2,095,878	325,967
Shares reinvested	6,068	924
Shares redeemed	(1,493,989)	(249,689)
Net increase	$607,957	77,202

Transactions in Class M shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$26,019	4,334
Shares redeemed	(99,387)	(16,131)
Net decrease	$(73,368)	(11,797)

5.    Securities Transactions

During the six months ended November 30, 2004, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $0 and $24,006, respectively.

17

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
November 30, 2004 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2004 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling (877) 417-6161. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

18

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INVESTMENT ADVISOR
AAA
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT AUDITORS
Tait, Weller & Baker
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 01/05

Semi-Annual Report
November 30, 2004
(Unaudited)

Dow JonesSM
Islamic Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Incorporated by reference to previous N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title)/s/ Bassam Osman
Bassam Osman, President

Date  2/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bassam Osman
Bassam Osman, President

Date  _2/1/05_________________________________

By (Signature and Title)*/s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date_2/3/05__________________________________